PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
5.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

All figures in USD ‘000	2011	2010
Prepaid expenses	2,714	1,894
Deposit on Contracts, Nordic Galaxy	9,000	9,000
Loans to seller, Nordic Galaxy	–	26,809
Deferred Financing Costs	653	653
Voyage in Progress – temporarily spot charters	5,233	–
Working Capital, cooperative arrangements	12,779	-
Other	1,389	1,416
Total as of December 31,	31,768	39,772

As of December 31, 2011, the prepaid expenses and other current assets were $31.8 million compared to $39.8 million as of December 31, 2010, a decrease of $8 million. The decrease is primarily due to a settlement of the loan from the seller related to Nordic Galaxy of $26.8 million (see Note 9), offset by an increase related to gross presentation of accrued income of $5.2 million for vessels temporarily operated as spot charters (see Note 4) and an increase of $12.8 million in working capital balance against Gemini Tankers LLC which were presented as part of other non-current assets as per December 31, 2010.